Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
HC Strategic Shares | The Institutional Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional Growth Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 48.43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.43%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $24 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of implementing the Portfolio’s investment strategies, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

		The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Changing Fixed Income Market Conditions Risk – The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.
  Credit Risk – Fixed income securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.
  Derivative Risk – The value of derivative instruments, including option and futures contracts, may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.
  Interest Rate Risk – Fixed income securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
  Mid Cap Risk – These companies may have more limited financial resources, markets and depth of management than larger companies.
  Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.
  Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.
		There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2014 through September 30, 2014 (non-annualized) was 6.45%.

Best quarter:	1st Qtr. 2012	15.20%
Worst quarter:	2nd Qtr. 2010	-12.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
HC Strategic Shares | The Institutional Growth Equity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	$ 381
2009	rr_AnnualReturn2009	41.51%	[1]
2010	rr_AnnualReturn2010	13.27%	[1]
2011	rr_AnnualReturn2011	3.37%	[1]
2012	rr_AnnualReturn2012	17.67%	[1]
2013	rr_AnnualReturn2013	29.92%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.58%)
One Year	rr_AverageAnnualReturnYear01	29.92%
Five Years	rr_AverageAnnualReturnYear05	20.43%
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2008
HC Strategic Shares | The Institutional Growth Equity Portfolio | – After Taxes on Distributions | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.52%
Five Years	rr_AverageAnnualReturnYear05	19.14%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2008
HC Strategic Shares | The Institutional Growth Equity Portfolio | – After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.85%
Five Years	rr_AverageAnnualReturnYear05	16.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2008
HC Strategic Shares | The Institutional Growth Equity Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.48%
Five Years	rr_AverageAnnualReturnYear05	20.39%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2008

[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.